As filed with the Securities and Exchange Commission on March 4, 2008
Securities Act File No. 333-132400 and
Investment Company Act File No. 811-21866

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 7
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10
HIGHLAND FUNDS I
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100
Mr. James D. Dondero
c/o Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
Copies to:

Mr. R. Joseph Dougherty	Richard T. Prins, Esq.
c/o Highland Capital Management, L.P.	Skadden, Arps, Slate, Meagher & Flom LLP
Two Galleria Tower	Four Times Square, 30th Floor
13455 Noel Road, Suite 800	New York, New York 10036-6522
Dallas, Texas 75240
Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing be effective:
☐	Immediately upon filing pursuant to paragraph (b)

☑	On March 14, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Common Shares, par value $0.001 per share

EXPLANATORY NOTE
     Parts A and B to the Highland Fund’s I (the “Registrant”) Post-Effective Amendment No. 5 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 8 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on December 21, 2007 (the “Post-Effective Amendment”) are incorporated herein by reference.
     The Registrant is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment, which contains the Class A and C Share Prospectus, the Class Z Share Prospectus and the Statement of Additional Information describing the Highland Healthcare Fund, a new series of the Registrant. The Post-Effective Amendment originally requested an effective date of 75 days after filing pursuant to Rule 485(a)(2) under the Securities Act. It is proposed that the Post-Effective Amendment become effective on March 14, 2008, pursuant to Rule 485(b)(1)(iii) under the Securities Act. This Amendment is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

PART C: Other Information
Item 23. Exhibits

(a)	(1)	Agreement and Declaration of Trust of the Registrant, dated February 27, 2006 (1)

	(2)(i)	Certificate of Designation for Highland Equity Opportunities Fund (formerly Highland Long/Short Equity Fund) (“Equity Opportunities Fund”) (3)

	(ii)	Certificate of Designation for Highland High Income Fund (“High Income Fund”) (3)

	(iii)	Certificate of Designation for Highland Income Fund (“Income Fund”) (3)

	(iv)	Certificate of Designation for Highland Healthcare Fund (“Healthcare Fund”) (+)

(b)		By-laws of the Registrant (1)

(c)		Not Applicable

(d)	(1)	Form of Investment Advisory Agreement between Highland Capital Management, L.P. (“Highland”) and the
Registrant with respect to Equity Opportunities Fund (1)

	(2)	Form of Fee Waiver Agreement between Highland and the Registrant on behalf of Equity Opportunities Fund
(2)

	(3)	Form of Investment Advisory Agreement between Highland and the Registrant with respect to High Income
Fund (3)

	(4)	Form of Investment Advisory Agreement between Highland and the Registrant with respect to Income Fund (3)

	(5)	Form of Investment Advisory Agreement between Highland and the Registrant with respect to Healthcare Fund
(+)

(e)	(1)	Form of Underwriting Agreement between PFPC Distributors, Inc. and the Registrant (1)

	(2)	Form of Selling Group Agreement (1)

(f)		Not applicable

(g)		Form of Custodian Services Agreement between PFPC Trust Company and the Registrant (1)

(h)	(1)	Form of Accounting Services Agreement between the Registrant and PFPC Inc. (1)

	(2)	Form of Administration Services Agreement between Highland and the Registrant (1)

	(3)	Form of Sub-Administration Services Agreement between Highland and PFPC Inc. (1)

	(4)	Form of Transfer Agency Services Agreement between PFPC Inc. and the Registrant (1)

(i)	(1)	Opinion of Skadden, Arps, Slate, Meagher & Flom LLP with respect to Equity Opportunities Fund (2)

	(2)	Opinion of Skadden, Arps, Slate, Meagher & Flom LLP with respect to High Income Fund and Income Fund (3)

	(3)	Opinion of Skadden, Arps, Slate, Meagher & Flom LLP with respect to Healthcare Fund (+)

(j)	(1)	Consent of Independent Registered Public Accounting Firm (+)

	(2)	Power of Attorney(4)

(k)		Not Applicable

(l)	(1)	Initial Capital Agreement between Highland and the Registrant on behalf of Equity Opportunities Fund (2)

	(2)	Initial Capital Agreement between Highland and the Registrant on behalf of High Income Fund (3)

	(3)	Initial Capital Agreement between Highland and the Registrant on behalf of Income Fund (3)

(m)	(1)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Equity Opportunities Fund (1)

	(2)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of High Income Fund (3)

	(3)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Income Fund (3)

	(4)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Healthcare Fund (+)

(n)	(1)	Form of Rule 18f-3 Multi-Class Plan relating to Equity Opportunities Fund (1)

	(2)	Form of Rule 18f-3 Multi-Class Plan relating to High Income Fund (+)

	(3)	Form of Rule 18f-3 Multi-Class Plan relating to Income Fund (+)

	(4)	Form of Rule 18f-3 Multi-Class Plan relating to Healthcare Fund (+)

(o)		Reserved

(p)	(1)	Code of Ethics of the Registrant (1)

	(2)	Code of Ethics of Highland, adviser for the Registrant (2)

	(3)	Code of Ethics of PFPC Distributors, Inc., principal underwriter for the Registrant (1)

(1)	Incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A, File No. 333-132400, filed on March 14, 2006.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on November 22, 2006.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on March 1, 2007.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on December 21, 2007.

(+)	To be filed by further amendment.
Item 24. Persons Controlled by or Under Common Control with the Fund
Not applicable
Item 25. Indemnification
Section 4.2 of the Registrant’s Agreement and Declaration of Trust provides as follows:
     (a) The Trust hereby agrees, solely out of the assets of the affected Series, to indemnify each Person who at any time serves as Trustee or officer of the Trust (each such Person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Article IV by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or the respective Series of the Trust and furthermore, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any Person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position.
Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was (1) authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a Person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any Person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.
     (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum (being one-third of such Trustees) of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.
     (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so directs, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.
     (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he or she may be lawfully entitled.
     (e) Subject to any limitations provided by the [Investment Company Act of 1940, as amended (the “1940 Act”)] and this Declaration, the Trust shall have the power and authority, solely out of the assets of the affected Series, to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent as corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons provided that such indemnification has been approved by a majority of the Trustees.
Section 6 of the Investment Advisory Agreement with Highland Capital Management, L.P. provides as follows:
     (a) The Trust hereby agrees to indemnify the Adviser and each of the Adviser’s partners, officers, employees, and agents (including any individual who serves at the Adviser’s request as director, officer, partner, trustee or the like of another corporation) and controlling persons (each such person being an “Indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees (all as provided in accordance with applicable state law) reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this paragraph or thereafter by reason of his having acted in any such capacity, except with respect to any matter as to which he shall have been adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust and furthermore, in the case of any criminal proceeding, so long as he had no reasonable cause to believe that the conduct was unlawful, provided, however, that (1) no Indemnitee shall be indemnified hereunder against any liability to the Trust or its shareholders or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”), (2) as to any matter disposed of by settlement or a compromise payment by such Indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Trust and that such Indemnitee appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and did not involve Disabling Conduct by such Indemnitee and (3) with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee was authorized by a majority of the full Board of the Trust. Notwithstanding the foregoing, the Trust shall not be obligated to provide any such indemnification to the extent such provision would waive any right that the Trust cannot lawfully waive.

     (b) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation of the Indemnitee’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if the Trustees of the Trust determine that the facts then known to them would not preclude indemnification. In addition, at least one of the following conditions must be met: (1) the Indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, (3) a majority of a quorum of Trustees of the Trust who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”) or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification or (4) there is not a Disinterested Non-Party Trustee, Indemnitee provides the written affirmation referred to above.
     (c) All determinations with respect to indemnification hereunder shall be made (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the proceeding was brought that such Indemnitee is not liable by reason of Disabling Conduct or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of the Disinterested Non-Party Trustees of the Trust, or (ii) if such a quorum is not obtainable or even if obtainable, if a majority vote of such quorum so directs, independent legal counsel in a written opinion.
     (d) Each Indemnitee shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.
     (e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.
Section 9 of the Underwriting Agreement with PFPC Distributors, Inc. provides as follows:
     (a) The Fund agrees to indemnify and hold harmless PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Distributors takes in connection with the provision of services to the Fund. Neither PFPC Distributors, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Distributors’ or its affiliates’ own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.
     (b) The Fund agrees to indemnify and hold harmless PFPC Distributors, its officers, directors, and employees, and any person who controls PFPC Distributors within the meaning of Section 15 of the [Securities Act of 1933, as amended (the “1933 Act”)], free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys’ fees) losses, damages, charges, payments and liabilities of any sort or kind which PFPC Distributors, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Fund’s Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Fund’s Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Fund by PFPC Distributors or its affiliated persons for use in the Fund’s Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which you, your officers and directors, or such controlling person, may incur in connection with this Agreement or PFPC Distributors’ performance hereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of PFPC Distributors’ willful misfeasance, bad faith or negligence in the performance of PFPC Distributors’ duties hereunder. The Fund acknowledges and agrees that in the event that PFPC Distributors, at the request of the Fund, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling Shares of the Fund or servicing agent servicing the shareholders of the Fund and such broker-dealer or servicing agent shall make a claim for indemnification against PFPC Distributors, PFPC Distributors shall make a similar claim for indemnification against the Fund.
     (c) PFPC Distributors agrees to indemnify and hold harmless the Fund, its several officers and Board Members and each person, if any, who controls a Portfolio within the meaning of Section 15 of the 1933 Act against any and all claims, costs, expenses (including reasonable attorneys’ fees), losses, damages, charges, payments and liabilities of any sort or kind which the Fund, its officers, Board Members or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board Members, or any controlling person resulting from such claims or demands arose out of the acquisition of any Shares by any person which may be based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Fund’s Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission, or alleged omission, to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by PFPC Distributors or its affiliated persons (as defined in the 1940 Act). The foregoing rights of indemnification shall be in addition to any other rights to which the Fund or any such person shall be entitled to as a matter of law.
     (d) In any case in which one party hereto (the “Indemnifying Party”) may be asked to indemnify or hold the other party hereto (the “Indemnified Party”) harmless, the Indemnified Party will notify the Indemnifying Party promptly after identifying any situation which it believes presents or appears likely to present a claim for indemnification (an “Indemnification Claim”) against the Indemnifying Party, although the failure to do so shall not prevent recovery by the Indemnified Party, and shall keep the Indemnifying Party advised with respect to all developments concerning such situation. The Indemnifying Party shall have the option to defend the Indemnified Party against any Indemnification Claim which may be the subject of this indemnification, and, in the event that the Indemnifying Party so elects, such defense shall be conducted by counsel chosen by the Indemnifying Party and satisfactory to the Indemnified Party, and thereupon the Indemnifying Party shall take over complete defense of the Indemnification Claim and the Indemnified Party shall sustain no further legal or other expenses in respect of such Indemnification Claim. In the event that the Indemnifying Party does not elect to assume the defense of any such suit, or in case the Indemnified Party reasonably does not approve of counsel chosen by the Indemnifying Party, or in case there is a conflict of interest between the Indemnifying Party or the Indemnified Party, the Indemnifying Party will reimburse the Indemnified Party for the fees and expenses of any counsel retained by the Indemnified Party. Each party agrees promptly to notify the other party of the commencement of any litigation or proceedings against the notifying party or any of its officers or directors in connection with the issue and sale of any Shares. The Indemnified Party will not confess any Indemnification Claim or make any compromise in any case in which the Indemnifying Party will be asked to provide indemnification, except with the Indemnifying Party’s prior written consent.
Section 12 of the Administration Agreement with Highland Capital Management, L.P. provides as follows:
     (a) The Trust agrees to indemnify and hold harmless Highland and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including without limitation reasonable attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) (collectively, “Losses”) arising directly or indirectly from any action or omission to act which Highland takes (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon Oral Instructions or Written Instructions; provided, however, neither Highland nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of Highland’s or its affiliates’ own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.
     (b) Notwithstanding anything in this Agreement to the contrary, the Trust shall not be liable to Highland or its affiliates for any consequential, special or indirect losses or damages which Highland or its affiliates may incur or suffer as a consequence of this Agreement, whether or not the likelihood of such damages or losses was known by the Trust.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of the Investment Adviser
The description of the business of Highland, the investment adviser, is set forth under the caption “Management of the Funds” in the Prospectuses and under the caption “Management” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Highland is set forth in its Form ADV, as filed with the SEC on November 19, 2004 (File No. 801-54874) and as amended through the date hereof, and is incorporated herein by reference.

Item 27. Principal Underwriter
(a) PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of January 31, 2008, the Distributor acted as principal underwriter for the following investment companies:
AFBA 5 Star Funds, Inc.
Aston Funds
Atlantic Whitehall Funds Trust
BHR Institutional Funds
CRM Mutual Fund Trust
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Highland Funds I
Highmark Funds
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds
New Alternatives Fund
Old Westbury Funds
PAX World Funds Series Trust I
The RBB Fund, Inc.
Stratton Multi-Cap Fund
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
Sterling Capital Small Cap Value Fund
The Torray Fund
Van Wagoner Funds
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust
(b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

     The following is a list of the directors and executive officers of the Distributor:

Board of Directors
Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008

Officers
Name	Position	Effective Date
T. Thomas Deck Bruno DiStefano	President and Chief Executive Officer Vice President	January 3, 2008 April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP — April 11, 2007 Secretary and Clerk — May 29, 2007
Charlene Wilson	Treasurer and Financial Operations Principal, Chief Financial Officer	April 11, 2007
Rita G. Adler	Chief Compliance Officer	April 11, 2007
Jodi L. Jamison	Chief Legal Officer	April 11, 2007
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Julie Bartos	Assistant Secretary and Assistant Clerk	April 11, 2007
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
(c) Not applicable
Item 28. Location of Accounts and Records
(1) PFPC Inc., 101 Sabin Street, Pawtucket, RI, 02860 (records relating to its function as transfer agent and accounting services agent).
(2) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).
(3) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153 (records relating to its function as custodian).
(4) Highland Capital Management, L.P., 13455 Noel Road, Suite 800, Dallas, TX, 75240 (records relating to its function as adviser and as administrator)
(5) PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as sub-administrator).
Item 29. Management Services
Not applicable
Item 30. Undertakings
Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, Highland Funds I, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 4th day of March, 2008.

HIGHLAND FUNDS I
By	/s/ James D. Dondero*
James D. Dondero
Chief Executive Officer and President

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on March 4, 2008 by the following persons in the capacities indicated:

Signature	Title

/s/ R. Joseph Dougherty*	Trustee
R. Joseph Dougherty

/s/ Timothy K. Hui*	Trustee
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Trustee
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee
James F. Leary

/s/ Bryan A. Ward*	Trustee
Bryan A. Ward

/s/ James D. Dondero*	Chief Executive Officer and President
James D. Dondero	(Principal Executive Officer)

/s/ M. Jason Blackburn	Chief Financial Officer
M. Jason Blackburn	(Principal Accounting Officer)

*By:	/s/ M. Jason Blackburn
M. Jason Blackburn
Attorney-in-Fact March 4, 2008